Condensed Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
Sep. 30, 2011
Convertible note payable that was converted into common stock shares	$ 50,000
Shares of common stock shares that notes payable were converted into	500,000
Conversion rate of convertible notes payable into common stock shares	$ 0.10
Interest expense from beneficial conversion feature	$ 50,000